SHAREHOLDERS’ DEFICIT (Details Narrative) - USD ($)			3 Months Ended	12 Months Ended
	Nov. 23, 2021	Nov. 23, 2021	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Class of Stock [Line Items]
Preferred shares, shares authorized			5,000,000	5,000,000	5,000,000
Preferred shares, par value			$ 0.0001	$ 0.0001	$ 0.0001
Class A ordinary shares subject to possible redemption, shares			4,747,021	7,408,425	19,999,880
Warrant exercise price per share	$ 11.50	$ 11.50	$ 0.01	$ 0.01
Shares issued price per share			$ 18.00	$ 18.00
Sale of stock description			In addition, if (x) the Company issues additional Class A ordinary share or equity-linked securities in connection with the closing of a Business Combination at an issue price or effective issue price of less than $9.20 per share of Class A ordinary share (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors, and, in the case of any such issuance to the Sponsor or its affiliates, without taking into account any Founder Shares held by the Sponsor or its affiliates, as applicable, prior to such issuance) (the “Newly Issued Price”), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of a Business Combination on the date of the completion of a Business Combination (net of redemptions), and (z) the volume weighted average trading price of the Company’s Class A ordinary share during the 20 trading day period starting on the trading day after the day on which the Company completes a Business Combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the greater of the Market Value and the Newly Issued Price, and the $18.00 per share redemption trigger price will be adjusted (to the nearest cent) to be equal to 180% of the greater of the Market Value and the Newly Issued Price	In addition, if (x) the Company issues additional Class A ordinary share or equity-linked securities in connection with the closing of a Business Combination at an issue price or effective issue price of less than $9.20 per share of Class A ordinary share (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors, and, in the case of any such issuance to the Sponsor or its affiliates, without taking into account any Founder Shares held by the Sponsor or its affiliates, as applicable, prior to such issuance) (the “Newly Issued Price”), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of a Business Combination on the date of the completion of a Business Combination (net of redemptions), and (z) the volume weighted average trading price of the Company’s Class A ordinary share during the 20 trading day period starting on the trading day after the day on which the Company completes a Business Combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the greater of the Market Value and the Newly Issued Price, and the $18.00 per share redemption trigger price will be adjusted (to the nearest cent) to be equal to 180% of the greater of the Market Value and the Newly Issued Price.
Preferred shares, shares issued			0	0	0
Preferred stock, shares outstanding			0	0	0
Warrants and Rights Outstanding, Term			5 years
Private Placement Warrants [Member]
Class of Stock [Line Items]
Warrant exercise price per share	$ 1.00	$ 1.00
Warrants issues			1,500,000	1,500,000
Warrants outstanding			$ 9,999,940	$ 7,796,842	$ 7,796,842
Public Warrants [Member]
Class of Stock [Line Items]
Warrants outstanding				$ 9,999,940	$ 9,999,940
Common Class A [Member]
Class of Stock [Line Items]
Ordinary shares, shares authorized			500,000,000	500,000,000	500,000,000
Ordinary shares, par value			$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares issued			0	0	0
Ordinary shares, shares outstanding			0	0	0
Class A ordinary shares subject to possible redemption, shares			4,747,021	7,408,425	19,999,880
Ordinary shares, voting rights			Holders of the Company’s Class A ordinary shares are entitled to one vote for each share	Holders of the Company’s Class A ordinary shares are entitled to one vote for each share
Common Class B [Member]
Class of Stock [Line Items]
Ordinary shares, shares authorized			50,000,000	50,000,000	50,000,000
Ordinary shares, par value			$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares issued			5,833,083	5,833,083	5,833,083
Ordinary shares, shares outstanding			5,833,083	5,833,083	5,833,083
Ordinary shares, voting rights			Holders of the Company’s Class B ordinary shares are entitled to one vote for each share	Holders of the Company’s Class B ordinary shares are entitled to one vote for each share	Holders of the Company’s Class B ordinary shares are entitled to one vote for each share.
Stock Issued During Period, Shares, New Issues	99,999	99,999
Percentage of initial public offering				22.58%	22.58%
Initial shareholders own outstanding percentage			55.10%
Common Class B [Member] | Representative [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues				99,999	99,999
Common Class B [Member] | EF Hutton [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues			69,999	69,999	69,999
Common Class B [Member] | Jones Trading [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues			30,000	30,000	30,000
Common Class B [Member] | Sponsor [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues				5,733,084	5,733,084